Disclosure - Loans, financing, debentures and hedge derivative financial instruments - Summary of Debentures (Detail)	1 Months Ended							12 Months Ended
	Nov. 30, 2019	Dec. 31, 2018 BRL (R$)	Mar. 31, 2018	Oct. 31, 2017 BRL (R$)	Jul. 31, 2017	Apr. 30, 2017	May 31, 2016	Dec. 31, 2020 BRL (R$)
Debentures first issue [member] | Tequimar [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures	90,000
Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures							500
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures						352,361
Interest								93.9% of DI
Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures			1,725,000		1,500,000
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures				213,693
Amount:				R$ 944,077,000
Interest								97.3% of DI
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures		240,000
Amount:		R$ 900,000,000
Interest								97.1% of DI
Debenture one [member]
Summary of loans debentures and finance leases [line items]
Face value unit								R$ 1,000,000,000
Final maturity								May 25, 2021
Payment of the face value								Annual as from May 2019
Interest								105.0% of DI
Payment of interest								Semiannually
Reprice								Not applicable
Debenture two [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 660,139,000
Face value unit								R$ 1,000,000
Final maturity								April 18, 2022
Payment of the face value								Lump sum at final maturity
Interest								95.0% of DI
Payment of interest								Semiannually
Reprice								Not applicable
Debenture two [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures						660,139
Debenture three [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 352,361,000
Face value unit								R$ 1,000,000
Final maturity								April 15, 2024
Payment of the face value								Lump sum at final maturity
Interest								IPCA + 4.68%
Payment of interest								Annually
Reprice								Not applicable
Debenture four [member]
Summary of loans debentures and finance leases [line items]
Face value unit								R$ 1,000,000
Final maturity								July 28, 2022
Payment of the face value								Annual as from July 2021
Interest								105.0% of DI
Payment of interest								Annually
Reprice								Not applicable
Debenture five [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 730,384,000
Face value unit								R$ 1,000,000
Final maturity								October 24, 2022
Payment of the face value								Lump sum at final maturity
Interest								95.0% of DI
Payment of interest								Semiannually
Reprice								Not applicable
Debenture five [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures				730,384
Debenture six [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 213,693,000
Face value unit								R$ 1,000,000
Final maturity								October 24, 2024
Payment of the face value								Lump sum at final maturity
Interest								IPCA + 4.34%
Payment of interest								Annually
Reprice								Not applicable
Debenture seven [member]
Summary of loans debentures and finance leases [line items]
Face value unit								R$ 1,000,000
Final maturity								March 5, 2023
Payment of the face value								Lump sum at final maturity
Interest								105.25% of DI
Payment of interest								Semiannually
Reprice								Not applicable
Debenture eight [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 660,000,000
Face value unit								R$ 1,000,000
Final maturity								December 18, 2023
Payment of the face value								Lump sum at final maturity
Interest								97.5% of DI
Payment of interest								Semiannually
Reprice								Not applicable
Debenture eight [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Second series simple nominative nonconvertible unsecured registered debentures		660,000
Debenture nine [member]
Summary of loans debentures and finance leases [line items]
Amount:								R$ 240,000,000
Face value unit								R$ 1,000,000
Final maturity								December 15, 2025
Payment of the face value								Lump sum at final maturity
Interest								IPCA + 4.61%
Payment of interest								Annually
Reprice								Not applicable
Debenture ten [member]
Summary of loans debentures and finance leases [line items]
Face value unit								R$ 1,000,000
Final maturity								November 19, 2024
Payment of the face value								Lump sum at final maturity
Interest								6.47%
Payment of interest								Semiannually
Reprice								Not applicable